Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories
8.	Inventories
Inventories as at December 31, 2020 and 2021, are as follows:

	December 31, 2020						December 31, 2021
(In millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation allowance		Book amount
Merchandise	￦	650,856	￦	(133,224)	￦	517,632	￦	601,360	￦	(120,304)	￦	481,056
Others		17,004		—		17,004		33,089		—		33,089

Total	￦	667,860	￦	(133,224)	￦	534,636	￦	634,449	￦	(120,304)	￦	514,145

Cost of inventories recognized as expenses for year ended December 31, 2021, amounts to
￦
 3,787,203 million (2019:
￦
3,905,630 million, 2020:
￦
3,938,842 million) and reversal of valuation loss on inventory recognized amounts to
￦
12,920 million for year ended December 31, 2021 (2019: valuation loss on inventory amounts to
￦
30,857 million, 2020: valuation loss on inventory amounts to
￦
11,214 million).